Concessions and Authorizations - Additional Information (Detail) R$ in Millions		12 Months Ended
	Dec. 14, 2018 BRL (R$)	Dec. 31, 2018 MW
Disclosure of electricity concessions and authorizations [Line Items]
Concession grant fee | R$	R$ 852
Small hydro plants enterprise [member]
Disclosure of electricity concessions and authorizations [Line Items]
Discount of future payments		12.50%
2019 [member]
Disclosure of electricity concessions and authorizations [Line Items]
Percentage of Selic rate		80.00%
2020 [member]
Disclosure of electricity concessions and authorizations [Line Items]
Percentage of Selic rate		111.00%
Cemig Distribution [member]
Disclosure of electricity concessions and authorizations [Line Items]
Concession expired		Dec. 31, 2045
Bottom of range [member] | Cemig GT [member]
Disclosure of electricity concessions and authorizations [Line Items]
Plant installed capacity		1
Top of range [member] | Cemig GT [member]
Disclosure of electricity concessions and authorizations [Line Items]
Plant installed capacity		50